Multimanager Core Bond Portfolio
Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Multimanager Core Bond Portfolio	Class A Shares	Class B Shares
Management Fee	0.52%	0.52%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.17%	0.17%
Total Annual Portfolio Operating Expenses	0.94%	0.94%

Expense Example - Multimanager Core Bond Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	96	300	520	1,155
Class B Shares	96	300	520	1,155